As filed with the Securities and Exchange Commission on May 21, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedules of Investments.

High Pointe Select Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 99.74%	Value
	Beverages - 3.73%
18,850	Molson Coors Brewing Co., Class B	$1,783,587
	Communications Equipment - 4.01%
162,150	Alcatel-Lucent - ADR	1,916,613
	Computers & Peripherals - 8.34%
93,000	Dell, Inc. (a)	2,158,530
131,900	EMC Corp. (a)	1,826,815
		3,985,345
	Consumer Finance - 3.96%
25,100	Capital One Financial Corp.	1,894,046
	Diversified Financial Services - 4.96%
46,200	Citigroup, Inc.	2,371,908
	Diversified Telecommunication Services - 4.06%
102,300	Sprint Nextel Corp.	1,939,608
	Food & Staples Retailing - 5.10%
51,950	Wal-Mart Stores, Inc.	2,439,053
	Health Care Equipment & Supplies - 3.83%
125,900	Boston Scientific Corp. (a)	1,830,586
	Health Care Providers & Services - 8.39%
46,600	Omnicare, Inc.	1,853,282
40,700	UnitedHealth Group, Inc.	2,155,879
		4,009,161
	Hotels, Restaurants & Leisure - 1.76%
24,670	Wyndham Worldwide Corp. (a)	842,480
	Industrial Conglomerates - 5.33%
80,650	Tyco International Ltd.	2,544,508
	Insurance - 8.60%
35,350	American International Group, Inc.	2,376,227
24,750	XL Capital Ltd., Class A (b)	1,731,510
		4,107,737
	Internet & Catalog Retail - 3.24%
41,000	IAC/InteractiveCorp (a)	1,546,110
	Media - 5.44%
53,250	Comcast Corp., Class A (a)	1,381,837
11,010	Liberty Media Corp. - Capital, Class A (a)	1,217,596
		2,599,433
	Pharmaceuticals - 4.24%
46,550	Sanofi-Aventis - ADR	2,025,390
	Software - 4.96%
84,950	Microsoft Corp.	2,367,557
	Specialty Retail - 6.67%
46,000	Home Depot, Inc.	1,690,040
53,550	Rent-A-Center, Inc. (a)	1,498,329
		3,188,369
	Thrifts & Mortgage Finance - 13.12%
62,800	Countrywide Financial Corp.	2,112,592
42,100	Fannie Mae	2,297,818
31,250	Freddie Mac	1,859,062
		6,269,472

	TOTAL COMMON STOCKS (Cost $45,573,259)	47,660,963

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $45,573,259) - 99.74%	47,660,963
	Other Assets in Excess of Liabilities - 0.26%	122,453
	NET ASSETS - 100.00%	$47,783,416

ADR - American Depositary Receipt.
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$45,653,082

Gross unrealized appreciation	$3,841,324
Gross unrealized depreciation	$(1,833,443)
Net unrealized appreciation	$2,007,881

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

High Pointe Small Cap Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 97.27%	Value
	Aerospace & Defense - 2.53%
2,800	Esterline Technologies Corp. (a)	$114,996
	Automobiles - 2.34%
13,400	Fleetwood Enterprises, Inc. (a)	105,994
	Beverages - 2.42%
8,200	Cott Corp. (a)(b)	109,716
	Biotechnology - 2.17%
1,550	Invitrogen Corp. (a)	98,657
	Building Products - 2.01%
2,950	Simpson Manufacturing Co., Inc.	90,978
	Chemicals - 2.54%
5,900	Hercules, Inc. (a)	115,286
	Commercial Services & Supplies - 8.43%
4,950	Adesa, Inc.	136,769
2,000	United Stationers, Inc. (a)	119,840
4,200	Waste Connections, Inc. (a)	125,748
		382,357
	Communications Equipment - 2.32%
4,450	Plantronics, Inc.	105,109
	Computers & Peripherals - 4.81%
3,450	Avid Technology, Inc. (a)	120,336
2,050	Diebold, Inc.	97,805
		218,141
	Containers & Packaging - 3.53%
6,550	Crown Holdings, Inc. (a)	160,213
	Electromedical And Electrotherapeutic Apparatus - 2.15%
3,600	Syneron Medical Ltd. (a)(b)	97,380
	Electronic Equipment & Instruments - 6.20%
5,350	Avnet, Inc. (a)	193,349
28,000	Solectron Corp. (a)	88,200
		281,549
	Energy Equipment & Services - 2.62%
2,550	CARBO Ceramics, Inc.	118,703
	Food Products - 2.21%
8,750	Del Monte Foods Co.	100,450
	Health Care Equipment & Supplies - 2.25%
2,100	Cooper Companies, Inc.	102,102
	Health Care Providers & Services - 2.17%
3,200	United Surgical Partners International, Inc. (a)	98,592
	Hotels, Restaurants & Leisure - 2.18%
2,550	Speedway Motorsports, Inc.	98,812
	Industrial Conglomerates - 1.61%
2,950	Walter Industries, Inc.	73,012
	Insurance - 6.03%
6,650	Conseco, Inc. (a)	115,045
1,250	RenaissanceRe Holdings Ltd. (b)	62,675
3,400	Security Capital Assurance Ltd. (b)	95,982
		273,702
	Internet Software & Services - 1.37%
7,650	Openwave Systems, Inc. (a)	62,347
	IT Services - 2.32%
3,050	MAXIMUS, Inc.	105,164
	Leisure Equipment & Products - 4.48%
6,250	Nautilus, Inc.	96,437
2,650	RC2 Corp. (a)	107,034
		203,471
	Machinery - 7.22%
3,900	Briggs & Stratton Corp.	120,315
2,100	Kennametal, Inc.	141,981
4,874	Mueller Water Products, Inc., Class B	65,263
		327,559
	Media - 3.77%
6,233	Cumulus Media, Inc., Class A (a)	58,466
4,000	Entercom Communications Corp.	112,720
		171,186
	Oil, Gas & Consumable Fuels - 2.33%
6,750	Alpha Natural Resources, Inc. (a)	105,503
	Real Estate - 1.84%
3,100	American Home Mortgage Investment Corp.	83,669
	Semiconductor & Semiconductor Equipment - 2.29%
3,100	Cabot Microelectronics Corp. (a)	103,881
	Software - 1.79%
2,100	Fair Isaac Corp.	81,228
	Specialized Consumer Services - 1.77%
2,500	Jackson Hewitt Tax Service, Inc.	80,450
	Specialty Retail - 5.25%
5,250	Foot Locker, Inc.	123,638
4,100	Rent-A-Center, Inc. (a)	114,718
		238,356
	Textiles, Apparel & Luxury Goods - 2.32%
4,050	Timberland Co. (a)	105,422

	TOTAL COMMON STOCKS (Cost $4,279,463)	4,413,985

Par/Shares	SHORT-TERM INVESTMENTS - 3.14%	Value
$ 113,000	FHLB Discount Note, 4.82%, 4/2/07	112,985
29,562	Fidelity Institutional Money Market Portfolio	29,562
	TOTAL SHORT-TERM INVESTMENTS (Cost $142,547)	142,547

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,422,010) - 100.41%	4,556,532
	Liabilities in Excess of Other Assets - (0.41%)	(18,498)
	NET ASSETS - 100.00%	$4,538,034

FHLB - Federal Home Loan Bank
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$4,441,785

Gross unrealized appreciation	$428,127
Gross unrealized depreciation	$(313,380)
Net unrealized appreciation	$114,747

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/14/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  5/18/2007

* Print the name and title of each signing officer under his or her signature.